Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 69,665	€ 33,335
Revenues from contracts with customers	3,710	59,524
Other non-IFRS 15 revenue	368	365
REVENUES	€ 73,743	€ 93,224